REPORTING ENTITY	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
REPORTING ENTITY [Text Block]

1. REPORTING ENTITY

Points International Ltd. (the “Corporation”) is a company domiciled in Canada. The address of the Corporation’s registered office is 111 Richmond Street, Suite 700, Toronto, ON, Canada M5H 2G4. The consolidated financial statements of the Corporation as at and for the year ended December 31, 2018 comprise the Corporation and its wholly-owned subsidiaries: Points International (US) Ltd., Points International (UK) Ltd., Points.com Inc., Points Travel Inc., and Points Development (US) Ltd. The Corporation’s shares are publicly traded on the Toronto Stock Exchange (“TSX”) as PTS and on the NASDAQ Capital Market (“NASDAQ”) as PCOM.

The Corporation operates in three reportable segments (see Note 4 below)

Segment	Principal Activities
Loyalty Currency Retailing	Consists primarily of products and services that facilitate the sale or transfer of loyalty currency direct to loyalty program members
Platform Partners	A portfolio of technology solutions that enables the broad distribution of loyalty currencies across loyalty partner programs and platforms.
Points Travel	White-label travel booking solution for the loyalty industry that allows retail consumers to earn and/or use their loyalty currency while making hotel bookings and car rentals online

The Corporation’s operations are not subject to significant seasonal fluctuations.

The consolidated financial statements of the Corporation as at and for the year ended December 31, 2018 are available at www.sedar.com or www.sec.gov.